IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
ASSETS
Cash and non-interest-bearing deposits with banks	$ 43,531	[1]	$ 3,840	[1]	$ 4,380	[1]	$ 3,440
Interest-bearing deposits with banks	18,987		13,519
Securities	149,046		121,310
Cash collateral on securities borrowed	8,547		3,664
Securities purchased under resale agreements	65,595		56,111
Loans
Residential mortgages	221,165		208,652
Personal	42,222		43,651
Credit card	11,389		12,755
Business and government	135,546		125,798
Allowance for credit losses	(3,540)		(1,915)
Derivative instruments	32,730		23,895
Customers' liability under acceptances	9,606		9,167
Other assets	34,727
Total assets	769,551		651,604
Liabilities
Deposits	570,740		485,712
Obligations related to securities sold short	15,963		15,635
Cash collateral on securities lent	1,824		1,822
Obligations related to securities sold under repurchase agreements	71,653		51,801
Derivative instruments	30,508		25,113
Acceptances	9,649		9,188
Other liabilities	22,167
Subordinated indebtedness	5,712		4,684
Equity	41,335		38,580		$ 35,116
Total liabilities and equities	769,551		651,604
Less than 1 month [member]
ASSETS
Cash and non-interest-bearing deposits with banks	43,531
Interest-bearing deposits with banks	18,987
Securities	4,971
Cash collateral on securities borrowed	8,547
Securities purchased under resale agreements	35,089
Loans
Residential mortgages	1,606
Personal	955
Credit card	239
Business and government	15,539
Derivative instruments	2,052
Customers' liability under acceptances	8,818
Total assets	140,334		86,873
Liabilities
Deposits	28,774
Obligations related to securities sold short	15,963
Cash collateral on securities lent	1,824
Obligations related to securities sold under repurchase agreements	41,136
Derivative instruments	1,969
Acceptances	8,861
Other liabilities	25
Total liabilities and equities	98,552		88,803
Later than one months and not later than three months [member]
ASSETS
Securities	3,087
Securities purchased under resale agreements	13,080
Loans
Residential mortgages	3,336
Personal	646
Credit card	478
Business and government	5,463
Derivative instruments	4,700
Customers' liability under acceptances	707
Total assets	31,497		37,026
Liabilities
Deposits	28,222
Obligations related to securities sold under repurchase agreements	6,904
Derivative instruments	4,645
Acceptances	707
Other liabilities	50
Total liabilities and equities	40,528		43,539
3 - 6 months [member]
ASSETS
Securities	7,007
Securities purchased under resale agreements	12,751
Loans
Residential mortgages	8,242
Personal	1,171
Credit card	718
Business and government	6,908
Derivative instruments	2,436
Customers' liability under acceptances	68
Total assets	39,301		27,740
Liabilities
Deposits	34,292
Obligations related to securities sold under repurchase agreements	21,607
Derivative instruments	2,792
Acceptances	68
Other liabilities	75
Total liabilities and equities	58,834		44,607
6 - 9 months [Member]
ASSETS
Securities	5,028
Securities purchased under resale agreements	2,666
Loans
Residential mortgages	12,057
Personal	1,223
Credit card	718
Business and government	7,116
Derivative instruments	1,807
Customers' liability under acceptances	10
Total assets	30,625		26,478
Liabilities
Deposits	41,705
Obligations related to securities sold under repurchase agreements	81
Derivative instruments	2,049
Acceptances	10
Other liabilities	74
Total liabilities and equities	43,919		33,034
9 - 12 months [Member]
ASSETS
Securities	3,624
Securities purchased under resale agreements	2,009
Loans
Residential mortgages	11,511
Personal	1,148
Credit card	718
Business and government	6,806
Derivative instruments	1,267
Customers' liability under acceptances	3
Total assets	27,086		23,115
Liabilities
Deposits	24,248
Obligations related to securities sold under repurchase agreements	425
Derivative instruments	1,800
Acceptances	3
Other liabilities	79
Total liabilities and equities	26,555		26,078
1 - 2 years [member]
ASSETS
Securities	18,920
Loans
Residential mortgages	47,032
Personal	450
Credit card	2,870
Business and government	25,055
Derivative instruments	3,651
Total assets	97,978		78,483
Liabilities
Deposits	28,399
Obligations related to securities sold under repurchase agreements	1,500
Derivative instruments	3,079
Other liabilities	295
Total liabilities and equities	33,273		31,643
2 - 5 years [member]
ASSETS
Securities	46,554
Loans
Residential mortgages	128,430
Personal	3,183
Credit card	5,648
Business and government	43,212
Derivative instruments	6,292
Total assets	233,319		201,231
Liabilities
Deposits	52,712
Derivative instruments	5,542
Other liabilities	684
Total liabilities and equities	58,938		54,407
Over five year [member]
ASSETS
Securities	31,288
Loans
Residential mortgages	8,302
Personal	3,219
Business and government	16,687
Derivative instruments	10,525
Total assets	70,021		59,883
Liabilities
Deposits	11,488
Derivative instruments	8,632
Other liabilities	584
Subordinated indebtedness	5,712
Total liabilities and equities	26,416		22,781
No specific maturity [member]
ASSETS
Securities	28,567
Loans
Residential mortgages	649
Personal	30,227
Business and government	8,760
Allowance for credit losses	(3,540)
Other assets	34,727
Total assets	99,390		110,775
Liabilities
Deposits	320,900
Other liabilities	20,301
Equity	41,335
Total liabilities and equities	$ 382,536		$ 306,712

[1]	Includes restricted cash of $463 million (2019: $479 million; 2018: $438 million) and interest-bearing demand deposits with Bank of Canada.